Fair Value Measurement - Narrative (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Fair values reduced by estimated costs to sell	$ 0	$ 0	$ 1
Magazines, catalogs and retail inserts
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Goodwill, fair value measurement			$ 0